Schedule of Investments (unaudited)	iShares® MSCI Intl Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.1%
Aurizon Holdings Ltd.	924,235	$2,356,301
BHP Group PLC	692,780	18,297,408
BlueScope Steel Ltd.	246,372	3,849,835
Brambles Ltd.	729,986	5,538,178
Dexus	528,685	4,336,688
Evolution Mining Ltd.	793,821	2,155,176
Fortescue Metals Group Ltd.	841,631	8,769,826
Magellan Financial Group Ltd.	61,709	1,623,322
Medibank Pvt Ltd.	1,367,079	3,435,646
REA Group Ltd.	25,722	3,121,846
Rio Tinto Ltd.	184,560	12,644,710
Rio Tinto PLC	253,160	15,784,897
Washington H Soul Pattinson & Co. Ltd.	53,032	1,306,003
		83,219,836
Belgium — 2.5%
Ageas SA/NV	86,541	4,210,020
Etablissements Franz Colruyt NV	27,318	1,341,255
Groupe Bruxelles Lambert SA	44,599	5,174,875
Proximus SADP	77,041	1,450,802
Sofina SA	7,762	3,434,726
UCB SA	61,355	7,333,496
		22,945,174
Canada — 12.8%
Atco Ltd., Class I, NVS	37,155	1,260,916
B2Gold Corp.	515,687	2,129,251
Canadian Apartment Properties REIT	41,991	2,050,352
Canadian Tire Corp. Ltd., Class A, NVS	28,690	4,074,926
CGI Inc.(a)	111,569	9,966,927
Constellation Software Inc.	10,005	17,583,044
Empire Co. Ltd., Class A, NVS	84,275	2,519,534
Hydro One Ltd.(b)	161,197	3,851,483
iA Financial Corp. Inc.	53,300	3,152,952
IGM Financial Inc.	41,713	1,656,251
Intact Financial Corp.	69,717	9,346,111
Kinross Gold Corp.	623,142	3,746,103
Loblaw Companies Ltd.	86,340	6,493,639
Lundin Mining Corp.	321,823	2,800,609
Magna International Inc.	141,799	11,534,345
Manulife Financial Corp.	549,322	10,701,481
Open Text Corp.	131,972	6,647,652
RioCan REIT	76,572	1,379,113
Toromont Industries Ltd.	40,937	3,642,189
West Fraser Timber Co. Ltd.	42,085	3,369,588
WSP Global Inc.	56,395	7,645,405
Yamana Gold Inc.	483,000	1,896,719
		117,448,590
Denmark — 2.7%
AP Moller - Maersk A/S, Class A	1,588	4,360,106
AP Moller - Maersk A/S, Class B, NVS	3,045	8,824,251
Coloplast A/S, Class B	14,314	2,337,733
Pandora A/S	49,586	6,938,844
Rockwool International A/S, Class B	4,279	1,956,853
		24,417,787
Finland — 0.3%
Orion OYJ, Class B	53,036	2,296,650

France — 6.3%
Atos SE	49,317	2,573,000
Security	Shares	Value

France (continued)
BioMerieux	20,618	$2,626,084
Bouygues SA	110,473	4,475,847
Carrefour SA	304,922	5,520,264
Cie. de Saint-Gobain	251,351	17,346,369
Cie. Generale des Etablissements Michelin SCA	30,530	4,799,848
CNP Assurances	85,818	2,150,183
Ipsen SA	18,966	1,962,865
La Francaise des Jeux SAEM(b)	47,587	2,470,975
Orange SA	988,407	10,778,528
SCOR SE	79,239	2,667,591
		57,371,554
Germany — 5.6%
Brenntag SE	76,988	7,324,504
Daimler AG, Registered	248,863	24,702,743
Deutsche Post AG, Registered	61,140	3,784,992
GEA Group AG	44,706	2,201,823
HelloFresh SE(a)	82,127	6,655,479
LANXESS AG	41,342	2,785,721
Scout24 SE(b)	45,038	3,136,718
Zalando SE(a)(b)	5,901	557,530
		51,149,510
Hong Kong — 4.9%
Chow Tai Fook Jewellery Group Ltd.	992,400	2,024,098
CK Asset Holdings Ltd.	1,194,000	7,375,403
CK Hutchison Holdings Ltd.	1,340,000	8,983,923
Hang Lung Properties Ltd.	967,000	2,244,265
Henderson Land Development Co. Ltd.	729,000	3,052,454
Power Assets Holdings Ltd.	544,000	3,324,548
Sino Land Co. Ltd.	1,554,000	2,042,554
Sun Hung Kai Properties Ltd.	648,500	8,598,022
Swire Properties Ltd.	581,600	1,559,250
WH Group Ltd.(b)	4,811,500	3,372,929
Xinyi Glass Holdings Ltd.(c)	904,000	2,547,422
		45,124,868
Italy — 0.5%
DiaSorin SpA	12,575	2,842,754
Telecom Italia SpA/Milano	4,992,514	1,781,078
		4,623,832
Japan — 24.1%
AGC Inc.	96,400	4,800,292
Azbil Corp.	61,400	2,617,655
Brother Industries Ltd.	117,400	2,269,804
Capcom Co. Ltd.	87,800	2,363,173
Chiba Bank Ltd. (The)	264,100	1,636,948
Chubu Electric Power Co. Inc.	319,000	3,302,010
Concordia Financial Group Ltd.	540,100	2,146,720
Cosmos Pharmaceutical Corp.	9,700	1,482,326
Dai Nippon Printing Co. Ltd.	113,000	2,799,582
Daito Trust Construction Co. Ltd.	32,400	4,017,084
FUJIFILM Holdings Corp.	175,200	13,538,996
Fujitsu Ltd.	97,600	16,868,175
Hino Motors Ltd.	140,100	1,325,301
Hirose Electric Co. Ltd.	16,500	2,759,308
Hisamitsu Pharmaceutical Co. Inc.	25,500	869,973
Hitachi Ltd.	425,800	24,536,529
Iida Group Holdings Co. Ltd.	72,800	1,794,847
Kajima Corp.	226,600	2,790,070
Kakaku.com Inc.	65,200	2,163,657
Kurita Water Industries Ltd.	49,300	2,435,003

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyowa Kirin Co. Ltd.	134,500	$4,423,442
Medipal Holdings Corp.	91,100	1,648,201
Mitsubishi HC Capital Inc.	192,200	963,729
Nabtesco Corp.	55,000	1,784,947
NEC Corp.	122,000	6,246,645
NH Foods Ltd.	40,900	1,438,358
Nippon Telegraph & Telephone Corp.	639,800	17,926,513
Nippon Yusen KK	80,300	5,786,199
Nitto Denko Corp.	73,800	5,766,740
Obayashi Corp.	327,700	2,766,520
ORIX Corp.	606,900	12,062,920
Otsuka Holdings Co. Ltd.	155,500	6,149,908
Ricoh Co. Ltd.	332,400	3,236,857
Rinnai Corp.	18,300	1,878,906
Rohm Co. Ltd.	43,500	3,977,533
SCSK Corp.	76,100	1,540,041
Seiko Epson Corp.	141,000	2,510,655
Sekisui Chemical Co. Ltd.	191,700	3,149,386
Shimizu Corp.	269,400	1,973,851
Shizuoka Bank Ltd. (The)	221,800	1,786,018
Stanley Electric Co. Ltd.	64,500	1,625,734
Sumitomo Electric Industries Ltd.	375,100	4,978,651
T&D Holdings Inc.	266,500	3,418,037
Taisei Corp.	94,000	2,949,639
Taisho Pharmaceutical Holdings Co. Ltd.	17,300	928,336
TIS Inc.	110,500	3,010,337
Toho Gas Co. Ltd.	36,900	1,093,068
Tohoku Electric Power Co. Inc.	213,100	1,382,621
Tokyo Gas Co. Ltd.	188,600	3,272,764
Toppan Inc.	130,100	2,100,090
Tosoh Corp.	131,400	2,212,910
TOTO Ltd.	68,300	3,299,867
Toyo Suisan Kaisha Ltd.	44,000	1,895,920
Yamada Holdings Co. Ltd.	337,000	1,287,777
Yamaha Motor Co. Ltd.	138,200	3,852,159
		220,842,732
Netherlands — 11.0%
Aegon NV	893,366	4,531,410
ASM International NV	23,506	10,638,453
Koninklijke Ahold Delhaize NV	519,950	16,915,249
Koninklijke KPN NV	1,673,331	4,999,802
Koninklijke Philips NV	351,983	16,604,858
Koninklijke Vopak NV	34,669	1,379,753
NN Group NV	139,075	7,434,499
Randstad NV	59,112	4,247,043
Stellantis NV	1,009,650	20,157,105
Wolters Kluwer NV	132,849	13,911,738
		100,819,910
Norway — 0.5%
Norsk Hydro ASA	668,045	4,907,102

Singapore — 0.5%
Singapore Exchange Ltd.	388,900	2,791,022
Venture Corp. Ltd.	138,200	1,930,420
		4,721,442
Spain — 0.7%
Enagas SA	84,513	1,896,427
Red Electrica Corp. SA	205,097	4,270,477
		6,166,904
Security	Shares	Value

Sweden — 5.3%
Boliden AB	133,550	$4,708,199
Electrolux AB, Class B	112,260	2,547,680
Husqvarna AB, Class B	208,141	2,966,199
ICA Gruppen AB	45,821	2,368,948
Industrivarden AB, Class A	53,740	1,772,787
Industrivarden AB, Class C	79,610	2,589,600
Investor AB, Class B	905,036	20,882,731
Kinnevik AB, Class B(a)	119,425	4,687,528
Securitas AB, Class B	97,923	1,622,259
SKF AB, Class B	190,395	4,421,959
		48,567,890
Switzerland — 4.3%
Adecco Group AG, Registered	75,767	3,817,144
Kuehne + Nagel International AG, Registered	26,767	8,430,278
Logitech International SA, Registered	85,849	7,181,522
STMicroelectronics NV	248,342	11,790,977
Swatch Group AG (The), Bearer	14,459	3,979,761
Swatch Group AG (The), Registered	26,671	1,418,877
Swisscom AG, Registered	5,398	2,939,342
		39,557,901
United Kingdom — 6.6%
Abrdn PLC	1,091,649	3,794,678
Aviva PLC	1,951,808	10,531,792
Direct Line Insurance Group PLC	689,491	2,755,829
Evraz PLC	253,854	2,156,235
Ferguson PLC	109,384	16,458,291
Hikma Pharmaceuticals PLC	84,057	2,770,678
J Sainsbury PLC	828,741	3,394,406
Kingfisher PLC	1,049,990	4,819,024
Pearson PLC	368,668	3,033,631
Persimmon PLC	154,907	5,771,571
Sage Group PLC (The)	531,249	5,166,672
		60,652,807

Total Common Stocks — 97.7%
(Cost: $781,710,540)		894,834,489

Preferred Stocks

Germany — 1.1%
Fuchs Petrolub SE, Preference Shares, NVS	33,670	1,612,949
Porsche Automobil Holding SE, Preference Shares, NVS	76,307	7,941,761
		9,554,710
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	2,957,599	1,124,401

Total Preferred Stocks — 1.2%
(Cost: $8,836,834)		10,679,111

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	2,203,254	2,204,356

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	230,000	$230,000
		2,434,356

Total Short-Term Investments — 0.3%
(Cost: $2,434,356)		2,434,356

Total Investments in Securities — 99.2%
(Cost: $792,981,730)		907,947,956

Other Assets, Less Liabilities — 0.8%		7,657,271

Net Assets — 100.0%		$915,605,227

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,025	$2,159,331	(a)	$—		$(4)	$4	$2,204,356	2,203,254	$166,385	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	—		(70,000	)(a)	—	—	230,000	230,000	2		—
						$(4)	$4	$2,434,356		$166,387		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	15	12/09/21	$2,628	$(38,347)
SPI 200 Index	11	12/16/21	1,513	(6,106)
Euro STOXX 50 Index	77	12/17/21	3,776	69,403
FTSE 100 Index	20	12/17/21	1,977	16,926
				$41,876

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Multifactor ETF
October 31, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$122,365,218	$772,469,271	$—	$894,834,489
Preferred Stocks	1,612,949	9,066,162	—	10,679,111
Money Market Funds	2,434,356	—	—	2,434,356
	$126,412,523	$781,535,433	$—	$907,947,956
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$86,329	$—	$86,329
Liabilities
Futures Contracts	—	(44,453)	—	(44,453)
	$—	$41,876	$—	$41,876

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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